ALLOWANCE FOR LOAN LOSSES (Schedule of Changes in the Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 360	$ 304	$ 234
Provision for loan losses	58	56	70
Loans charged off
ALLL balance at June 30	$ 418	$ 360	$ 304